Advances to suppliers (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Advances to suppliers [Abstract]
Advances to Honesty Group	$ 16,888	$ 9,408
Advances to other suppliers	16,936	19,103
Advances to suppliers	$ 33,824	$ 28,511